LONG-TERM BONDS (Tables)	12 Months Ended
Dec. 31, 2018
Long-term Debt, Excluding Current Maturities [Abstract]
Schedule of Long Term Bond Maturities	Maturities of the bonds by years are as follows:
Year ended December 31,

2019 (current maturity)	$2,667

Long-term portion:

2020	2,667
2021	2,572

Total	$5,239